Risk Management (Details 11) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash, bank balances and term deposits	$ 312,213,087	$ 260,059,595
Insurance receivables	112,974,844	108,247,631
Investments	253,721,954	200,904,811
Investments in associates	13,061,674	13,437,778
Reinsurance share of outstanding claims	176,212,424	187,565,382
Reinsurance share of unearned premiums	33,916,549	32,566,847
Deferred excess of loss premiums	15,172,707	12,448,671
Deferred policy acquisition costs	41,713,289	36,403,831
Deferred tax assets		638,841
Other assets	7,754,225	5,061,050
Investment properties	25,712,312	30,655,214
Property, premises and equipment	12,734,842	12,216,997	$ 19,303,487
Intangible assets	3,885,894	2,935,750
TOTAL ASSETS	1,009,073,801	903,142,398
Liabilities
Gross outstanding claims	413,052,855	384,379,841
Gross unearned premiums	206,214,029	168,254,688
Insurance payables	53,543,737	33,034,146
Other liabilities	14,863,282	8,299,453
Deferred tax liabilities	346,824
Unearned commissions	8,909,989	8,010,384	10,354,019	$ 8,292,099
Total liabilities	696,930,716	601,978,512
Equity
Share capital	143,375,678	143,375,678
Contributed capital	2,773,000	2,773,000
Treasury shares	(20,102,500)	(15,050,000)
Foreign currency translation reserve	(332,785)	(294,929)
Fair value reserve	4,273,914	953,704	14,208,469	9,693,936
Retained earnings	182,155,778	169,406,433
Total equity	312,143,085	301,163,886	$ 301,399,953	$ 301,230,605
TOTAL LIABILITIES AND EQUITY	1,009,073,801	903,142,398
Less than 1 year [Member]
ASSETS
Cash, bank balances and term deposits	312,213,087	260,059,595
Insurance receivables	110,218,900	105,760,142
Investments	58,452,403	53,552,244
Investments in associates
Reinsurance share of outstanding claims	81,410,140	92,844,864
Reinsurance share of unearned premiums	30,226,280	29,777,293
Deferred excess of loss premiums	15,172,707	12,448,671
Deferred policy acquisition costs	28,369,829	27,945,967
Deferred tax assets
Other assets	7,754,225	5,061,050
Investment properties
Property, premises and equipment
Intangible assets
TOTAL ASSETS	643,817,571	587,449,826
Liabilities
Gross outstanding claims	172,243,041	166,052,091
Gross unearned premiums	159,660,497	135,380,101
Insurance payables	53,543,737	33,034,146
Other liabilities	13,821,580	8,299,453
Deferred tax liabilities	346,824
Unearned commissions	7,531,178	7,030,172
Total liabilities	407,146,857	349,795,963
Equity
Share capital
Contributed capital
Treasury shares
Foreign currency translation reserve
Fair value reserve
Retained earnings
Total equity
TOTAL LIABILITIES AND EQUITY	407,146,857	349,795,963
More than one year [Member]
ASSETS
Cash, bank balances and term deposits
Insurance receivables	2,755,944	2,487,489
Investments	152,847,331	112,066,507
Investments in associates
Reinsurance share of outstanding claims	94,802,284	94,720,518
Reinsurance share of unearned premiums	3,690,269	2,789,554
Deferred excess of loss premiums
Deferred policy acquisition costs	13,343,460	8,457,864
Deferred tax assets		638,841
Other assets
Investment properties
Property, premises and equipment	12,734,842	12,216,997
Intangible assets	3,885,894	2,935,750
TOTAL ASSETS	284,060,024	236,313,520
Liabilities
Gross outstanding claims	240,809,814	218,327,750
Gross unearned premiums	46,553,532	32,874,587
Insurance payables
Other liabilities	1,041,702
Deferred tax liabilities
Unearned commissions	1,378,811	980,212
Total liabilities	289,783,859	252,182,549
Equity
Share capital
Contributed capital
Treasury shares
Foreign currency translation reserve
Fair value reserve
Retained earnings
Total equity
TOTAL LIABILITIES AND EQUITY	289,783,859	252,182,549
No Term [Member]
ASSETS
Cash, bank balances and term deposits
Insurance receivables
Investments	42,422,220	35,286,060
Investments in associates	13,061,674	13,437,778
Reinsurance share of outstanding claims
Reinsurance share of unearned premiums
Deferred excess of loss premiums
Deferred policy acquisition costs
Deferred tax assets
Other assets
Investment properties	25,712,312	30,655,214
Property, premises and equipment
Intangible assets
TOTAL ASSETS	81,196,206	79,379,052
Liabilities
Gross outstanding claims
Gross unearned premiums
Insurance payables
Other liabilities
Deferred tax liabilities
Unearned commissions
Total liabilities
Equity
Share capital	143,375,678	143,375,678
Contributed capital	2,773,000	2,773,000
Treasury shares	(20,102,500)	(15,050,000)
Foreign currency translation reserve	(332,785)	(294,929)
Fair value reserve	4,273,914	953,704
Retained earnings	182,155,778	169,406,433
Total equity	312,143,085	301,163,886
TOTAL LIABILITIES AND EQUITY	$ 312,143,085	$ 301,163,886